Directors' Emoluments (Tables)	12 Months Ended
Dec. 31, 2017
Directors' Emoluments [Abstract]
Schedule of directors' emoluments

	Year ended December 31,
	2017	2016	2015
Salaries
Yan Keyan	304,050	216,342	105,000
Lixia Tu	235,854	203,559	62,371
John Sano	43,950	39,000	20,000
Themis Kalapotharakos	87,900	97,500	-
Matthew Los	87,900	97,500	-
Zhongmin Zhang	43,950	-	-
Yuet Mei Chan	43,950	-	-
	847,554	749,173	292,371
Social Welfare
Yan Keyan	1,006	960	982
	1,006	960	982